Geographical Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales and other operating revenue	¥ 9,877,947	¥ 7,948,095	¥ 8,936,867
Long-lived assets	4,350,818	3,534,908	3,391,573
Japan
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales and other operating revenue	1,925,333	1,774,573	1,834,003
Long-lived assets	1,167,236	1,048,402	1,053,168
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales and other operating revenue	4,063,727	3,099,810	3,504,765
Long-lived assets	2,380,885	1,889,567	1,766,814
Other Countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales and other operating revenue	3,888,887	3,073,712	3,598,099
Long-lived assets	¥ 802,697	¥ 596,939	¥ 571,591